CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net income (loss)	$ 2,153	$ 580	$ 434
Adjusted for the following items:
Equity accounted earnings, net of distributions	76	(17)	(52)
Impairment expense, net	440	263	609
Depreciation and amortization expense	2,283	2,165	1,804
Gain on acquisitions/dispositions, net	(1,823)	(274)	(726)
Provisions and other items	77	282	110
Deferred income tax expense (recovery)	(371)	(130)	(132)
Changes in non-cash working capital, net	(1,142)	1,336	116
Cash from operating activities	1,693	4,205	2,163
Financing Activities
Proceeds from non-recourse subsidiary borrowings of the partnership	10,758	4,357	15,164
Repayment of non-recourse subsidiary borrowings of the partnership	(5,031)	(5,069)	(3,786)
Proceeds from corporate borrowings	2,006	1,742	0
Repayment of corporate borrowings	(997)	(1,132)	0
Proceeds from other financing	144	174	1,750
Repayment of other financing	(130)	(111)	(42)
Proceeds from (repayment of) other credit facilities, net	343	(520)	321
Lease liability repayment	(264)	(229)	(182)
Capital provided by limited partners and Redemption-Exchange unitholders	0	0	815
Capital provided by others who have interests in operating subsidiaries	3,667	841	4,151
Capital paid to others who have interests in operating subsidiaries	(1,336)	(56)	(462)
Partnership units repurchased	(83)	(56)	0
Distributions to limited partners and Redemption-Exchange Unitholder	(37)	(37)	(35)
Distributions to Special LP Unitholder	(79)	0	0
Distributions to others who have interests in operating subsidiaries	(1,898)	(981)	(1,769)
Cash from (used in) financing activities	7,063	(1,077)	15,925
Acquisitions
Subsidiaries, net of cash acquired	(8,944)	101	(18,498)
Property, plant and equipment and intangible assets	(1,450)	(1,405)	(1,205)
Equity accounted investments	(6)	(446)	(25)
Financial assets and other	(3,412)	(2,372)	(73)
Dispositions
Subsidiaries, net of cash disposed	349	537	1,393
Property, plant and equipment and intangible assets	124	41	62
Equity accounted investments	327	0	43
Financial assets and other	3,483	1,716	262
Net settlement of hedges	27	179	32
Restricted cash and deposits	576	(685)	70
Cash (used in) investing activities	(8,926)	(2,334)	(17,939)
Cash and cash equivalents
Change during the period	(170)	794	149
Impact of foreign exchange	15	(37)	(10)
Net change in cash reclassified as assets held for sale	0	0	(102)
Balance, beginning of year	2,743	1,986	1,949
Balance, end of year	$ 2,588	$ 2,743	$ 1,986